REVENUE	12 Months Ended
Mar. 31, 2019
REVENUE
REVENUE

17.  REVENUE

The Company has two main segments: the e-discovery Business (Legal Tech AI) and the AI Business (AI Solution). Legal Tech AI and AI Solution are further broken down by service type. The Legal Tech AI service types are Review, Collection Process, Hosting and Forensic Services. The AI Solution service types are Business Intelligence, Healthcare and Global AI solution.

In accordance with ASC 606, we identify contracts with customers, identify performance obligations in contracts, determine transaction prices, allocate transaction prices to each performance obligation in a contract, and recognize revenue when we satisfy performance obligations.

Transaction prices have been determined based on the consideration we receive in exchange for the transfer of services to customers. We also determine stand-alone selling prices by considering available information such as historical sales prices, geographic location, internal price lists and discount policies.

[Performance obligation by service type]

(1)	Legal Tech AI

In the e-discovery Business (Legal Tech AI), the Company generates revenue through contracts to assist customers involved in cross-border litigation, administrative proceedings and internal investigations, and these services are rendered in each geographic location, especially Japan, the United States, Taiwan and Korea, where the Company and its subsidiaries are located. This business mainly consists the following service types, revenue recognition for each of which is handled as follows, based on the nature in which the company expects to perform the obligations:

•

Review: Review is a process to investigating customer’s electronically stored information (ESI) by reviewers in person. The revenue of review service is charged to customers based on review hours and agreed hourly rate. The performance obligations are satisfied at the time the review work requested is completed and customers consider it to be fulfilled, and the revenue is recognized at that time.

•

Collection, Process: Collection is a process for gathering ESI from customer’s location and preserving it. The ESI gathered and preserved is processed through the Process for deducting the volume of ESI and converting it by utilizing AI technology, if necessary, to forms more suitable for review and analysis. The revenue of Collection and Process is charged to customers based on the volume of ESI and agreed price per gigabyte. The Performance obligations are satisfied at the time that the works for those services are completed and customers consider them to be fulfilled, and the revenues are recognized at that time.

•

Hosting: Hosting is the service to store the customer’s ESI at the Company’s data center till it is dispositioned. The Performance obligations are satisfied over a period of time of storing the ESI. The contract period is set with the customer and the services are expected to be provided to the customer over the contract period. In addition, performance obligations are satisfied on a monthly basis, as the benefit to the customer is expected to be provided at a fixed rate for the volume of ESI over the term of the contract.

•

Forensic services: Forensic is the service provided for investigations of such as fraudulent activity, illegal acts, litigation and legal claim etc. Forensic service usually consists similar form of process with eDiscovery and the revenue is recognized depending on the form of process. The performance obligations are mainly satisfied when each process are completed respectively and the customer consider it to be fulfilled, and the revenue is recognized at that time. The revenue is measured and charged by the agreed price and the volume of work as same with eDiscovery service depending on the process type.

Payments are normally received 30 to 90 days after satisfaction of a performance obligation (generally 30 days in arrears, rarely 60 days or over). There is no contract with customers which has a payment term over 1 year. As such no significant finance component has been identified.

(2)	AI Business (AI Solution)

In the AI Business (AI Solution), the Company provides customers with AI products installed with KIBIT and other related solutions utilizing KIBIT. The Company has a series of product lines and mainly provides licenses to its products in each line to customers by entering into license service agreements,  which also provide for installation and technical support services.

The Company has determined that, in terms of revenue recognition, the AI Business has different forms of services as follows, which are categorized by the nature of the services the Company promises to render.

•	Business intelligence and Global AI solution:
•

On-premise: On-premise is a service that provides licenses of AI products, along with construction of an environment at customer’s place of business where the AI products can be used. In this service, the nature of the Company’s promise is to provide a right to use the license, since the customer can fully benefit from the license from the time the license is provided. As such, performance obligations are satisfied at the time in accordance with ASC 606 when the licenses are delivered and installed at the customer’s location.

•

Cloud environment: In order for customers to use our cloud service, it is necessary to use our cloud environment, and the customer will only benefit from the licensed AI product in that environment. Providing and maintaining a cloud environment is a performance obligation that is satisfied over a period of time because the contract period is set and customers can use the cloud environment over the contract period. In addition, the performance obligations are satisfied on a monthly basis, as the benefit to the customer is expected to be transferred at a fixed rate over the term of the contract.

•

Installation service and technical support service: These services are usually provided together with the principal license service explained above. Installation service is determined to be a distinct performance obligation and it is satisfied at the time the installation is completed. Technical support service is also a distinct performance obligation and is satisfied over time as the service is rendered through the contract period. In addition, the transaction price is allocated to these performance obligations based on the stand-alone sales prices in the case the individual prices are not explicit or are supposed to be discounted.

•

Data analysis: Data analysis services are services in the provision of which the Company provides data analysis deliverables to customers using its own AI products. Customers can then benefit from the deliverables. The performance obligation is satisfied when the deliverables are submitted.

•

Healthcare: The Company provides support services for operational improvements in the healthcare industry. The goods transferred to the customer are the systems, and performance obligation is satisfied at the point of sale.

With respect to the payment term, the contract period for a license service agreement is generally 1 year and they either provide for monthly payment through the term or lump sum payment at the due date. In both cases, payments are normally received 30 to 90 days after invoicing to customers (generally 30 days in arrears, rarely 60 days or over). There are rarely contracts with customers with payment terms over 1 year. As such, no significant finance component has been identified.

[Impact of Prior Years]

The cumulative effect of the adoption of ASC606 has been recognized as an adjustment to retained earnings at the beginning of this fiscal year. The adjustments have been derived from mainly difference of the timing of revenue recognition and allocation of transaction price. On-premise license service has been categorized the revenue recognized at the point in time in accordance with the ASC606 instead of monthly-basis recognition as the invoice is issued. Because the Company determined that On-premise license is provided as a right to use rather than monthly recurring revenue recognized over the time. Also allocating the transaction price to distinct performance obligation according to standalone sales price has resulted in certain adjustments for the adoption of ASC606 since there were some cases which the allocations based on the standalone sales price had material impacts when the transaction prices for performance obligations were not explicitly and individually defined in contracts.

Select condensed consolidated balance sheet line items, which reflect the adoption of ASC606, are as follows:

(Unit: thousands of yen)

	As reported on March 31, 2018	Effect of adoption of ASC606	As adjusted on April 1, 2018
Assets:
Trade accounts receivable	2,549,128	34,181	2,583,309
Liabilities:
Deferred revenues	(92,641)	83,425	(9,216)
Deferred Tax Liabilities	(106,253)	(36,011)	(142,264)
Shareholders’ equity:
Retained earnings	801,392	(81,595)	719,797

[Impact on the current fiscal year]

Select condensed consolidated balance sheet line items, which reflect the adoption of ASC606, are as follows:

(Unit: thousands of yen)

As of March 31, 2019	As reported	Adjusted amount	Under ASC605
Assets:
Trade accounts receivable	2,584,550	(31,515)	2,616,065
Liabilities:
Deferred Tax Liabilities	(81,205)	9,650	(90,855)
Shareholders’ equity:
Retained earnings	11,301	(59,730)	71,031

Select condensed consolidated statement of operations line items, which reflect the adoption of ASC606, are as follows:

(Unit: thousands of yen)

For the year ended March 31, 2019	As reported	Adjusted amount	Under ASC605
Revenue:
Sale	(11,254,626)	31,516	(11,286,142)
Other:
Income tax expense (benefit)	101,291	(9,650)	110,941

[Disaggregation of Revenue]

The Company disaggregates revenue from contracts with customers by business segment, service type and geographic location, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flow are affected by economic factors. Consequently the Company’s segment reporting, which is referred to in Note 22, provides the same information which is required for the disaggregation of revenue.

[Transaction price allocated to remaining performance obligations]

The total transaction prices allocated transactions with unsatisfied (or partially unsatisfied) obligations as of the end of March 2019 are as below. As LegalTech AI has a one-month contract period, there is no transaction price to be allocated to unmet performance obligations at the end of the period. AI Solution, on the other hand, had one-year and over licensing agreements, so at the end of the period the amount was calculated for the unsatisfied portion.

(Unit: thousands of yen)
Business	Amount
Legal Tech AI	—
AI Solution	41,083

The license fee for AI Solution falling under the above amount is calculated using the transaction price allocated to the relevant performance obligation on a straight-line basis for the period the license service is rendered.

[Contract balance]

The following table provides information about trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	March 31,
	2018	2019
Trade accounts receivable (net of allowance for doubtful accounts)	$2,549,128	$2,584,550
Deferred revenues	$(9,216)	$(922)

Trade accounts receivables are recorded when the right to consideration becomes unconditional and an invoice is issued to the customer. Unbilled receivables relate to the Company’s contractual right to consideration for services performed and not yet invoiced.

The carrying amount of deferred revenue, is included in “Other current liabilities” in the Company's consolidated balance sheets.